Segment Data, Revenue by geographical region (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues by geographical region
Revenues from services	$ 5,121.1	$ 5,416.0	$ 5,321.7	$ 4,904.0	$ 5,252.1	$ 5,188.8	$ 5,040.7	$ 4,768.9	$ 20,762.8	[1]	$ 20,250.5	[1]	$ 20,678.0	[1]
Geographical Components [Member] | United States [Member]
Revenues by geographical region
Revenues from services									3,190.6		3,080.8		3,132.0
Geographical Components [Member] | France [Member]
Revenues by geographical region
Revenues from services									5,378.6		5,313.6		5,448.3
Geographical Components [Member] | Italy [Member]
Revenues by geographical region
Revenues from services									1,183.4		1,093.0		1,061.6
Geographical Components [Member] | United Kingdom [Member]
Revenues by geographical region
Revenues from services									2,168.6		1,884.5		1,898.1
Geographical Components [Member] | Total Foreign [Member]
Revenues by geographical region
Revenues from services									$ 17,572.2		$ 17,169.7		$ 17,546.0

[1]	Further breakdown of revenues from services by geographical region is as follows: Revenues from Services 2014 2013 2012 United States $3,190.6 $3,080.8 $3,132.0 France 5,378.6 5,313.6 5,448.3 Italy 1,183.4 1,093.0 1,061.6 United Kingdom 2,168.6 1,884.5 1,898.1 Total Foreign 17,572.2 17,169.7 17,546.0